SUPPLIERS	12 Months Ended
Dec. 31, 2023
SUPPLIERS
SUPPLIERS

NOTE 21 – SUPPLIERS

	12/31/2023	12/31/2022
Current
Goods, Materials and Services	1,852,263	1,870,754
Energy Purchased for Resale	1,088,948	1,632,529
CCEE - Short Term Energy	22,656	13,890
	2,963,867	3,517,173

Accounting Policy

Obligations with the Company’s suppliers are recognized by the amounts of the transactions and settled by payments. There is no interest embedded in these obligations.